Segment Reporting (Details) - Schedule of Segment Assets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Segment assets
Total assets	¥ 4,050,884	$ 570,555	¥ 3,089,516
Agency [Member]
Segment assets
Total assets	2,515,467	354,296	1,513,449
Claims Adjusting [Member]
Segment assets
Total assets	259,325	36,524	252,130
Other [Member]
Segment assets
Total assets	¥ 1,276,092	$ 179,735	¥ 1,323,937